Supplemental Cash Flow Information - (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Supplemental Cash Flow Information
Disclosure of Changes in Working Capital and Other

Changes in working capital and other during the period:

Years ended December 31,	2024	2023

Accounts receivable	$-	$(61)
Unbilled revenue	(28)	(6)
Inventories	36	(21)
Work-in-progress related to finance leases	(35)	31
EI assets – finance leases receivable	52	13
Income taxes receivable	-	5
Prepayments	9	(5)
Net assets held for sale	2	(2)
Long-term receivables	-	21
Accounts payable and accrued liabilities and provisions[1]	(7)	(21)
Income taxes payable	23	1
Deferred revenue	74	24
Other current liabilities	(6)	6
Foreign currency and other	(14)	28

Net change in working capital and other	$106	$13

[1] The change in accounts payable and accrued liabilities and provisions represents only the portion relating to operating activities.

Cash interest and cash taxes paid and received during the period:

Years ended December 31,	2024	2023

Interest paid – short- and long-term borrowings	$87	$106
Interest paid – lease liabilities	4	5

Total interest paid	$91	$111
Interest received	4	27

Taxes paid	45	41

Taxes received	-	1

Disclosure of reconciliation of liabilities arising from financing activities [text block]

Changes in liabilities arising from financing activities during the period:

Years ended December 31,	2024	2023

Long-term debt, opening balance	$919	$1,027
Net repayment of long-term debt	(233)	(122)
The effect of changes in foreign exchange rates	(1)	(1)
Amortization of deferred transaction costs	13	11
Accretion of Notes discount	12	8
Deferred transaction costs	(2)	(4)

Long-term debt, closing balance	$708	$919